ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET

8. ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consisted of the following:

	December 31,
	2010	2011
Intangible assets gross amount
Software license and technology, including software license of $1,506,158 acquired from Telegent (Note 3(b))	$52,087,376	$64,446,959
Completed technology acquired from Spreadtrum USA	28,695,000	28,695,000
Patented and completed technology acquired from Telegent (Note 3(b))	—	1,000,000
Patented and completed technology acquired from MobilePeak (Note 3(a))	—	10,300,000
In-progress research and development acquired from MobilePeak (Note 3(a))	—	11,800,000
	80,782,376	116,241,959
Less: accumulated amortization
Software license and technology, including software license of $1,506,158 acquired from Telegent	(18,704,660)	(30,594,708)
Completed technology acquired from Spreadtrum USA	(3,729,426)	(4,749,282)
Completed technology acquired from Telegent	—	(83,333)
Completed technology acquired from MobilePeak	—	(286,111)
In-progress research and development acquired from MobilePeak	—	—
	(22,434,086)	(35,713,434)
Less: accumulated impairment
Software license and technology	(9,173,086)	(9,430,794)
Completed technology acquired from Spreadtrum USA	(12,727,250)	(12,727,250)
Completed technology acquired from Telegent	—	—
Completed technology acquired from MobilePeak	—	—
In-progress research and development acquired from MobilePeak	—	—
	(21,900,336)	(22,158,044)
Net book value
Software license and technology, including software license of $1,506,158 acquired from Telegent	24,209,630	24,421,457
Completed technology acquired from Spreadtrum USA	12,238,324	11,218,468
Completed technology acquired from Telegent	—	916,667
Completed technology acquired from MobilePeak	—	10,013,889
In-progress research and development acquired from MobilePeak	—	11,800,000
	$36,447,954	$58,370,481

In 2011, the Company acquired approximately $35 million intangible assets, including $23 million from MobilePeak and Telegent and the remaining are mainly software and technology for the Company’s own use.

Acquired intangible assets are amortized over the estimated useful life. The Company recorded an amortization expense of $4,241,763, $6,264,967 and $13,228,815 for the years ended December 31, 2009, 2010 and 2011, respectively.

The weighted average estimated useful life of software license and technology is 3.28 years and 3.37 years as of December 31, 2010 and 2011, respectively, while the completed technology acquired from Spreadtrum USA is estimated to be 15 years for both 2010 and 2011 and the completed technology acquired from Telegent and MobilePeak is estimated to be 5 years and 9 years in 2011, respectively.

The Company estimated its amortization expenses, excluding in-process research and development, from its existing intangible assets as of December 31, 2011 in the future as follows:

2012	$13,559,007
2013	11,617,154
2014	5,888,903
2015	2,441,500
2016	2,230,835
2017 and thereafter	10,833,082
$46,570,481

In 2010, the Company identified that one technology was rapidly losing market acceptance to competing technology and believed that continued marketing of products using the technology would not be commercially viable. Accordingly, the Company believed these changes warranted the re-assessment of the recoverability of these intangible assets. As a result, the Company concluded that the technology had become obsolete and the remaining carrying amount of $4.5 million was fully impaired in 2010. Accordingly, the Company recorded a $4.5 million impairment loss on intangible assets during 2010. No impairment loss was recorded on intangible assets during 2009 and 2011.